Trade Payables And Reverse Factoring Operations	6 Months Ended
Jun. 30, 2020
Trade Payables And Reverse Factoring Operations [Abstract]
Trade Payables And Reverse Factoring Operations

19. TRADE PAYABLES AND REVERSE FACTORING OPERATIONS

	June 30, 2020	December 31, 2019
Domestic trade payables	4,593,288	1,581,759
Foreign trade payables	861,849	105,073
	5,455,137	1,686,832

Reverse factoring operations	254,832	142,924
	5,709,969	1,829,756